Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 848,116	$ 216,751
Receivables, net	388,059	387,386
Inventories, net	190,408	195,942
Other current assets	29,176	37,079
Total assets held for sale	23,193	0
Total current assets	1,478,952	837,158
Property, plant and equipment, less accumulated depreciation	309,291	310,629
Goodwill	1,385,995	1,385,115
Intangible assets, less accumulated amortization	560,082	655,871
Deferred income taxes	33,706	34,295
Other long-lived assets	38,777	67,534
Total assets	3,806,803	3,290,602
Current liabilities:
Accounts payable	258,203	223,514
Accrued liabilities	310,340	323,249
Current maturities of long-term debt	0	2,500
Liabilities held for sale	1,736	0
Total current liabilities	570,279	549,263
Long-term debt	1,620,161	1,725,282
Postretirement benefits	104,050	105,230
Deferred income taxes	14,276	46,034
Other long-term liabilities	36,720	39,270
Stockholders’ equity:
Preferred stock, par value $0.01 per share— 2,000 shares authorized; 52 shares outstanding	1	0
Common stock, par value $0.01 per share— 200,000 shares authorized; 50,335 shares issued; 42,180 and 41,981 shares outstanding at 2016 and 2015, respectively	503	503
Additional paid-in capital	1,116,090	605,660
Retained earnings	783,812	679,716
Accumulated other comprehensive loss	(39,067)	(58,987)
Treasury stock, at cost— 8,155 and 8,354 shares at 2016 and 2015, respectively	(401,026)	(402,793)
Total Belden stockholders’ equity	1,460,313	824,099
Noncontrolling interest	1,004	1,424
Total stockholders’ equity	1,461,317	825,523
Total liabilities and stockholders' equity	$ 3,806,803	$ 3,290,602